Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (102.4%)
Pennsylvania (101.0%)
	Abington Heights School District Lackawanna County GO	5.250%	9/1/2050	2,250	2,301
	Abington Heights School District Lackawanna County GO	5.250%	9/1/2054	3,910	3,983
	Abington School District GO	4.000%	10/1/2038	2,555	2,430
[1,2]	Abington School District GO	5.000%	4/1/2040	1,850	1,951
[1,2]	Abington School District GO	5.000%	4/1/2045	5,005	5,162
[1,2]	Abington School District GO	5.000%	4/1/2046	4,325	4,436
[1,2]	Abington School District GO	5.250%	4/1/2051	8,930	9,133
[1,2]	Abington School District GO	5.250%	4/1/2056	7,925	8,061
	Adams County General Authority College & University Revenue	5.000%	8/15/2033	795	860
	Adams County General Authority College & University Revenue	5.000%	8/15/2036	1,035	1,107
	Adams County General Authority College & University Revenue	5.000%	8/15/2039	1,195	1,247
	Adams County General Authority College & University Revenue	5.000%	8/15/2043	750	770
	Adams County General Authority College & University Revenue	5.000%	8/15/2050	5,000	4,932
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2039	1,750	1,798
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2044	2,350	2,366
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2054	1,100	1,046
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	5.000%	6/1/2059	4,000	3,760
[3]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2048	1,000	1,032
[3]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2053	1,000	1,022
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2037	1,050	1,035
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2038	1,105	1,076
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2039	1,400	1,332
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2039	15	14
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2040	2,120	1,989
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2041	2,500	2,305
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2045	4,000	4,128
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/2046	4,000	4,107
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	2.950%	9/1/2026	200	200
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	10/15/2027	1,000	1,025
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,000	2,041
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	4,750	4,839
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	5,500	5,590
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	2,530	2,506
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,250	5,324
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	11,190	10,991
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	5,250	5,079
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	1,500	1,416
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2044	28,520	25,472
[4]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/2031	740	687
	Allegheny County IDA Charter School Aid Revenue	6.000%	7/15/2038	880	841
[4]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2041	1,895	1,589
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2041	2,810	2,386
[4]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2051	3,165	2,379
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2051	3,175	2,403
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/2056	2,335	1,690
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	145	152
[5]	Allegheny County IDA Private Schools Revenue VRDO	2.280%	9/3/2026	6,800	6,800
	Allegheny County PA GO	4.000%	11/1/2035	1,225	1,230
	Allegheny County PA GO	5.000%	12/1/2041	1,500	1,566
	Allegheny County PA GO	5.000%	12/1/2042	1,250	1,302
	Allegheny County PA GO	5.000%	12/1/2044	575	595
	Allegheny County PA GO	4.000%	11/1/2045	2,190	2,042
	Allegheny County PA GO	5.000%	11/1/2045	1,085	1,130
	Allegheny County PA GO	5.000%	11/1/2046	750	776
	Allegheny County PA GO	4.000%	11/1/2049	305	272
	Allegheny County PA GO	5.000%	12/1/2049	5,000	5,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County PA GO	5.000%	12/1/2054	4,510	4,576
[5]	Allegheny County PA GO VRDO	2.280%	9/3/2026	210	210
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2037	450	397
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2038	1,125	971
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/2039	6,000	5,041
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2039	2,000	2,127
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,000	1,057
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2043	1,255	1,305
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2047	6,695	7,192
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2049	1,435	1,461
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2050	7,500	7,650
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/2052	10,500	11,138
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/2053	7,350	7,431
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2055	1,410	1,420
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	3,250	3,327
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2058	6,000	6,174
[1]	Allegheny Valley Joint School District GO	2.000%	11/1/2032	500	439
[1]	Allentown City School District GO	5.000%	2/1/2032	3,075	3,223
[1]	Allentown City School District GO	4.000%	2/1/2034	1,500	1,507
[1]	Allentown City School District GO	5.000%	2/1/2034	1,300	1,355
[1]	Allentown City School District GO	4.000%	2/1/2035	1,175	1,177
[1]	Allentown City School District GO	4.000%	2/1/2036	1,100	1,088
[1]	Allentown City School District GO	5.000%	6/1/2040	1,650	1,737
[3]	Allentown City School District GO	5.000%	6/1/2044	830	855
[3]	Allentown City School District GO	5.000%	6/1/2045	910	936
[3]	Allentown City School District GO	5.000%	6/1/2046	500	512
[1]	Allentown City School District GO	5.000%	6/1/2046	2,105	2,165
[1]	Allentown City School District GO	5.000%	6/1/2047	2,730	2,795
	Allentown Commercial & IDA Charter School Aid Revenue	5.750%	6/15/2043	600	607
[4]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2040	1,500	1,462
[4]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2045	1,500	1,409
[4]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2050	3,345	3,025
[4]	Allentown Commercial & IDA Charter School Aid Revenue (Executive Education Academy Charter School Project)	5.000%	7/1/2059	5,000	4,400
	Allentown Commercial & IDA Charter School Aid Revenue (Lincoln Leadership Academy Charter School Project)	6.000%	6/15/2053	2,900	2,924
[4]	Allentown Neighborhood Improvement Zone Development Authority Miscellaneous Revenue (City Center Project)	6.000%	5/1/2042	1,000	1,076
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2033	1,100	1,172
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2034	2,250	2,383
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2035	1,000	1,053
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2036	3,130	3,276
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	10,375	10,564
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.250%	5/1/2042	1,000	1,015
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/2042	3,075	3,200
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	1,135	1,149
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	1,955	1,997
[3]	Altoona PA GO	3.000%	12/1/2035	2,870	2,622
[1]	Armstrong School District GO	3.000%	3/15/2034	3,455	3,246
[1]	Beaver County PA GO, Prere.	4.000%	4/15/2028	50	51
	Bellefonte Area School District GO	5.375%	5/15/2051	1,750	1,809
[1]	Bensalem Township School District GO	5.000%	6/1/2037	1,225	1,311
[1]	Bensalem Township School District GO	5.000%	6/1/2038	700	743
	Bensalem Township School District GO	5.000%	6/1/2042	770	794
	Bensalem Township School District GO	5.000%	6/1/2043	1,210	1,244
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	375	376
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2039	1,750	1,615
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/2049	1,000	834
[1]	Bermudian Springs School District GO	4.000%	5/1/2044	30	28
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2044	1,240	956
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/2047	3,210	2,338
	Bethel Park School District GO	5.000%	8/1/2044	1,250	1,299
	Bethel Park School District GO	5.000%	8/1/2048	3,000	3,061
	Bethel Park School District GO	5.500%	8/1/2048	2,500	2,627
	Bethel Park School District GO	5.000%	8/1/2050	3,000	3,040
[1]	Bethlehem Area School District GO	5.000%	8/1/2033	750	820
[1]	Bethlehem Area School District GO	5.000%	8/1/2035	750	809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bethlehem Area School District GO	5.000%	10/1/2038	1,000	1,052
[1]	Bethlehem Area School District GO	5.000%	10/1/2040	700	729
[1]	Bethlehem Area School District GO	5.000%	10/1/2041	400	414
[1]	Bethlehem Area School District GO	5.000%	10/1/2042	500	517
[1]	Bethlehem Area School District GO	5.000%	10/1/2042	500	519
[1]	Bethlehem Area School District GO	5.000%	10/1/2043	500	515
[1]	Bethlehem Area School District GO	5.000%	10/1/2043	575	595
[1]	Bethlehem Area School District GO	5.000%	10/1/2044	425	438
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/2035	1,500	1,452
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2039	1,220	1,236
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2040	1,275	1,281
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2041	1,340	1,324
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.250%	10/1/2049	4,360	4,247
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/2054	3,970	3,932
	Boyertown Area School District GO	5.000%	10/1/2038	400	415
	Boyertown Area School District GO	5.000%	10/1/2040	500	513
	Boyertown Area School District GO	5.000%	10/1/2041	500	513
[1]	Bristol Township School District GO	4.125%	6/1/2039	1,850	1,839
[1]	Bristol Township School District GO	4.125%	6/1/2040	2,000	1,966
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2037	1,205	1,161
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2047	1,205	1,050
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2052	1,280	1,065
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	3,090	2,588
[3]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/2053	13,540	9,253
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	1,050	907
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2051	8,005	6,644
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2035	550	551
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/2044	515	464
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2050	3,000	2,050
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/2053	10,160	6,755
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/2044	4,965	5,045
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2037	450	479
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2038	500	528
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2039	850	891
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2040	1,625	1,697
[3]	Bucks County Water & Sewer Authority Sewer Revenue	5.250%	12/1/2047	2,175	2,263
[3]	Butler Area School District GO	5.000%	10/1/2037	425	456
[3]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	2.280%	9/3/2026	200	200
	Butler County General Authority Miscellaneous Revenue VRDO	2.280%	9/3/2026	1,795	1,795
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	490	490
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,010	1,011
[3]	Canon Mcmillan School District GO	5.000%	12/1/2041	3,000	3,018
	Canon Mcmillan School District GO	5.250%	12/1/2051	2,910	2,993
	Canon Mcmillan School District GO	5.250%	12/1/2052	3,165	3,245
	Canon Mcmillan School District GO	5.250%	12/1/2053	3,440	3,533
	Canon Mcmillan School District GO	5.250%	12/1/2054	5,500	5,645
	Capital Region Water Revenue	5.000%	7/15/2038	1,000	1,023
	Capital Region Water Sewer Revenue	5.000%	7/15/2034	1,000	1,010
	Capital Region Water Sewer Revenue	5.000%	7/15/2037	1,815	1,829
	Capital Region Water Sewer Revenue	5.000%	7/15/2042	2,665	2,678
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2044	1,500	1,172
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2051	16,130	13,422
	Central Bucks School District GO	5.000%	5/15/2045	1,250	1,287
	Central Bucks School District GO	5.000%	5/15/2050	2,260	2,298
	Central Dauphin School District GO	5.000%	2/1/2040	1,500	1,575
	Central Dauphin School District GO	5.000%	2/1/2046	1,500	1,542
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/2042	1,500	1,507
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,675	2,709
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	3,735	3,447
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2046	3,415	2,572
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	16,130	13,764
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2055	4,000	4,015
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2047	1,000	872
[4]	Chester County IDA Charter School Aid Revenue	4.250%	10/1/2044	1,080	927
	Chester County IDA Charter School Aid Revenue	5.250%	10/15/2047	1,350	1,175
[4]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2049	805	678
[4]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2054	1,290	1,050
[4]	Chester County IDA Charter School Aid Revenue	4.500%	10/1/2064	3,280	2,561
[4]	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.625%	10/15/2042	200	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County IDA Recreational Revenue	4.000%	12/1/2046	5,045	4,587
	Chester County IDA Recreational Revenue	4.000%	12/1/2051	5,095	4,408
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/2044	3,215	3,277
	Chester County PA GO	5.000%	7/15/2038	500	534
	Chester County PA GO	5.000%	7/15/2039	700	743
	Chester County PA GO	5.000%	7/15/2040	1,500	1,583
	Chester County PA GO	5.000%	7/15/2041	2,500	2,633
	Chester County School Authority Lease Revenue	5.000%	4/1/2043	1,000	1,027
	Chester County School Authority Lease Revenue	5.000%	4/1/2045	900	921
	Chester Upland School District GO	6.200%	10/1/2042	3,675	3,993
[1]	Coatesville School District GO	4.250%	11/15/2039	12,000	11,864
[3]	Coatesville School District GO	5.250%	11/15/2040	2,200	2,322
[3]	Coatesville School District GO	5.250%	11/15/2041	2,500	2,630
[3]	Coatesville School District GO	5.250%	11/15/2042	2,500	2,624
[1,2]	Coatesville School District GO	5.000%	11/15/2043	1,250	1,288
[3]	Coatesville School District GO	5.250%	11/15/2043	1,175	1,230
[1,2]	Coatesville School District GO	5.000%	11/15/2044	3,865	3,963
[1,2]	Coatesville School District GO	5.000%	11/15/2045	2,340	2,399
[1,2]	Coatesville School District GO	5.000%	11/15/2046	1,870	1,903
	Colonial School District GO	3.000%	2/15/2039	350	301
	Colonial School District GO	3.000%	2/15/2040	700	578
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2030	1,750	1,871
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2031	1,000	1,082
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	7,190	7,436
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	7,000	7,224
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,000	4,107
[3,6]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	31,375	29,534
	Commonwealth of Pennsylvania COP	5.000%	7/1/2035	845	863
	Commonwealth of Pennsylvania COP	5.000%	7/1/2036	1,000	1,019
	Commonwealth of Pennsylvania COP	5.000%	7/1/2037	875	890
	Commonwealth of Pennsylvania COP	5.000%	7/1/2038	1,000	1,015
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	275	251
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	5,000	5,000
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	525	526
[3]	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	9,050	9,059
	Commonwealth of Pennsylvania GO	5.000%	9/15/2027	10,000	10,019
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	12,500	13,089
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	8,200	8,862
	Commonwealth of Pennsylvania GO	5.000%	3/1/2032	5,000	5,150
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	9,300	10,267
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	15,000	15,126
	Commonwealth of Pennsylvania GO	5.000%	4/1/2033	10,000	11,103
	Commonwealth of Pennsylvania GO	5.000%	8/15/2034	10,000	11,195
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	5,000	5,442
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	9,955	9,235
	Commonwealth of Pennsylvania GO	5.000%	8/15/2035	5,000	5,604
	Commonwealth of Pennsylvania GO	5.000%	10/1/2035	15,000	16,224
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	8,010	7,283
	Commonwealth of Pennsylvania GO	3.000%	9/15/2036	1,375	1,228
	Commonwealth of Pennsylvania GO	4.000%	10/1/2037	4,795	4,792
	Commonwealth of Pennsylvania GO	3.000%	5/1/2038	12,975	11,301
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	7,000	5,273
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	10,000	10,611
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	7,375	5,374
	Commonwealth of Pennsylvania GO	4.000%	10/1/2039	4,130	4,041
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	6,750	4,777
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	2,600	2,525
	Commonwealth of Pennsylvania GO	5.000%	10/1/2040	5,000	5,237
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	3,800	2,606
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	2,505	2,398
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	10,000	9,631
	Commonwealth of Pennsylvania GO	4.000%	8/15/2042	29,115	27,684
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	10,000	9,550
	Commonwealth of Pennsylvania GO	5.000%	4/1/2043	10,000	10,543
	Commonwealth of Pennsylvania GO	4.000%	8/15/2043	8,015	7,571
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	9,000	8,591
	Commonwealth of Pennsylvania GO	5.000%	4/1/2044	25,000	26,231
	Commonwealth of Pennsylvania GO	5.000%	4/1/2045	25,000	26,145
	Conestoga Valley School District GO	3.000%	2/1/2037	1,190	1,057
	Conestoga Valley School District GO	3.000%	2/1/2038	850	738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conestoga Valley School District GO	4.000%	2/1/2051	25	22
	Cornwall Lebanon School District GO	5.000%	2/15/2044	400	414
	Cornwall Lebanon School District GO	5.000%	2/15/2045	250	258
	Cornwall Lebanon School District GO	5.000%	2/15/2046	250	256
	Cornwall Lebanon School District GO	5.000%	2/15/2051	2,000	2,012
	Cornwall Lebanon School District GO	5.000%	2/15/2055	4,500	4,502
	Cornwall Lebanon School District GO	5.000%	2/15/2056	2,400	2,411
	Council Rock School District GO	2.050%	11/15/2033	1,085	929
	Council Rock School District GO	3.250%	11/15/2039	5,010	4,317
	Council Rock School District GO	2.050%	8/15/2042	3,000	1,959
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2039	4,685	4,716
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	5/1/2045	1,305	1,353
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	5/1/2046	905	932
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	5/1/2056	4,000	3,988
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	1,400	1,348
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	2,475	2,138
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,185	6,385
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2049	5,000	4,158
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.250%	6/1/2044	1,895	1,928
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2051	5,550	5,582
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.500%	6/1/2056	3,120	3,122
[1]	Cumberland Valley School District GO	5.000%	12/1/2040	500	520
[3]	Cumberland Valley School District GO	5.000%	11/15/2042	3,480	3,598
[1]	Cumberland Valley School District GO	5.000%	12/1/2043	500	516
[3]	Cumberland Valley School District GO	5.000%	11/15/2044	1,500	1,542
[3]	Cumberland Valley School District GO	5.000%	11/15/2045	500	516
[3]	Cumberland Valley School District GO	5.000%	11/15/2046	300	308
[1]	Cumberland Valley School District GO	5.000%	12/1/2046	2,300	2,351
[3]	Cumberland Valley School District GO	5.000%	11/15/2047	3,600	3,664
[3]	Cumberland Valley School District GO	5.000%	11/15/2048	600	611
[1]	Cumberland Valley School District GO	5.000%	12/1/2049	2,075	2,098
[1]	Cumberland Valley School District GO	5.000%	12/1/2053	2,150	2,160
	Dallastown Area School District GO	5.000%	3/15/2038	1,200	1,244
	Dallastown Area School District GO	5.000%	3/15/2039	4,255	4,395
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	1,000	550
[4]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	6.250%	10/15/2053	1,615	888
	Dauphin County PA GO	5.000%	11/15/2042	4,590	4,769
	Dauphin County PA GO	5.000%	11/15/2043	4,350	4,501
	Dauphin County PA GO	5.000%	11/15/2044	2,225	2,295
[3]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/2046	750	488
[3]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/2051	2,000	1,210
	Delaware County Authority College & University Revenue	5.000%	10/1/2035	2,215	2,186
	Delaware County Authority College & University Revenue	5.000%	10/1/2039	4,500	4,195
	Delaware County Authority College & University Revenue	5.000%	10/1/2042	6,720	6,746
	Delaware County PA GO	5.000%	8/1/2046	4,740	4,905
	Delaware County PA GO	5.000%	8/1/2048	3,210	3,297
[1]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue	4.000%	11/1/2054	2,500	2,124
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2039	1,620	1,765
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2043	1,000	1,063
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2045	1,500	1,586
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2046	700	732
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.250%	7/1/2051	1,005	1,058
	Delaware River Port Authority Highway Revenue	5.000%	1/1/2037	2,500	2,588
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2038	1,000	1,089
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/2032	6,885	7,764
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2034	3,000	3,051
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	3,000	3,037
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	2,250	2,234
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	5,555	5,446
[5]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	2.900%	9/1/2026	8,250	8,250
[5]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	2.250%	9/2/2026	2,360	2,360
[5]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	2.250%	9/2/2026	4,600	4,600
	Downingtown Area School District GO	5.000%	11/1/2039	650	695
	Downingtown Area School District GO	5.000%	11/1/2043	1,210	1,272
	Downingtown Area School District GO	5.000%	11/1/2044	1,000	1,048
	Downingtown Area School District GO	5.000%	11/1/2045	410	428
	Downingtown Area School District GO	5.000%	11/1/2046	1,000	1,040
[4]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	970	1,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/2039	1,000	1,062
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	2,545	2,339
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2032	750	756
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2033	1,000	1,007
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2035	505	507
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2039	655	508
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2040	760	726
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2046	3,150	2,061
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2048	7,565	6,015
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2048	255	234
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2050	50	39
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2051	5,965	4,569
[3]	East Allegheny School District GO	0.000%	5/15/2036	10	7
[2]	Easttown Township PA GO	5.000%	9/1/2044	590	611
[2]	Easttown Township PA GO	5.000%	9/1/2046	375	386
[2]	Easttown Township PA GO	5.000%	9/1/2048	345	351
[2]	Easttown Township PA GO	5.000%	9/1/2051	1,325	1,342
[1]	Elizabeth Forward School District GO	4.375%	9/1/2045	1,375	1,350
[1]	Ellwood City Area School District GO	4.500%	6/1/2052	285	273
[5]	Emmaus General Authority Miscellaneous Revenue (Pennsylvania Loan Program) VRDO	2.250%	9/3/2026	280	280
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/2026	30	30
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2028	300	305
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2030	315	323
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2035	375	382
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2038	1,270	1,268
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/2048	500	451
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2036	400	368
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	4.000%	5/1/2041	1,400	1,170
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project - AICUP Financing Program)	5.000%	5/1/2047	955	861
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2032	1,325	1,326
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2033	1,395	1,396
[1]	Erie PA GO	5.000%	11/15/2046	2,400	2,479
[3]	Erie School District GO	5.000%	4/1/2027	150	152
[3]	Erie School District GO	3.000%	4/1/2032	3,360	3,224
[1]	Erie Sewer Authority Sewer Revenue	5.000%	12/1/2042	900	924
[1]	Erie Sewer Authority Sewer Revenue	5.000%	12/1/2046	2,220	2,238
[5]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.280%	9/3/2026	1,335	1,335
	Fox Chapel Area School District GO	5.000%	2/1/2036	2,000	2,012
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2039	160	156
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2048	3,400	3,027
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/2054	4,050	3,472
[1]	Gateway School District Alleghany County GO	3.000%	10/15/2036	125	112
[1]	Gateway School District Alleghany County GO	3.000%	10/15/2043	2,375	1,847
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	16,125	15,323
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	4,045	3,782
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2047	2,150	1,855
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2050	33,480	28,296
	Hampton Township PA GO	5.000%	1/1/2035	150	160
	Hampton Township PA GO	5.000%	1/1/2036	150	159
	Hampton Township PA GO	5.000%	1/1/2037	175	185
	Harbor Creek School District GO	5.000%	3/1/2045	1,000	1,025
[2,3]	Harrisburg School District GO	5.000%	12/1/2033	160	177
	Hatboro-Horsham School District GO	5.000%	9/15/2040	400	417
	Hatboro-Horsham School District GO	5.000%	9/15/2042	550	570
	Hatboro-Horsham School District GO	5.250%	9/15/2047	1,000	1,040
	Hatboro-Horsham School District GO	5.250%	9/15/2051	2,000	2,063
	Haverford Township School District GO	5.000%	3/15/2040	400	416
	Haverford Township School District GO	5.000%	3/15/2040	515	538
	Haverford Township School District GO	5.000%	3/15/2041	580	600
	Haverford Township School District GO	5.000%	3/15/2041	1,000	1,035
	Haverford Township School District GO	5.000%	3/15/2041	430	447
	Haverford Township School District GO	5.000%	3/15/2042	450	465
	Haverford Township School District GO	5.000%	3/15/2042	750	774
	Haverford Township School District GO	5.000%	3/15/2042	575	596
	Haverford Township School District GO	5.000%	3/15/2043	635	654
	Haverford Township School District GO	5.000%	3/15/2043	900	928
	Haverford Township School District GO	5.000%	3/15/2043	875	907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Haverford Township School District GO	5.000%	3/15/2044	575	591
	Haverford Township School District GO	5.000%	3/15/2044	605	626
[3]	Hempfield Area School District GO	5.000%	3/15/2048	5,000	5,060
[2]	Hempfield School District GO	5.000%	4/15/2038	250	269
[2]	Hempfield School District GO	5.000%	4/15/2039	500	534
[2]	Hempfield School District GO	5.000%	4/15/2040	725	768
[2]	Hempfield School District GO	5.000%	4/15/2046	3,000	3,088
[2]	Hempfield School District GO	5.000%	4/15/2051	7,000	7,072
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2037	1,320	1,394
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2038	1,390	1,460
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2039	1,460	1,524
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2040	1,530	1,582
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2041	1,605	1,653
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/2042	1,035	982
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/2047	3,510	3,576
[3]	Interboro School District GO	5.500%	8/15/2063	2,500	2,610
[4]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	1,000	1,000
	Kennett Consolidated School District GO	5.000%	2/15/2041	275	288
	Kennett Consolidated School District GO	5.000%	2/15/2042	475	493
	Kennett Consolidated School District GO	5.000%	2/15/2042	325	337
	Kennett Consolidated School District GO	5.000%	2/15/2043	1,240	1,283
	Kennett Consolidated School District GO	5.000%	2/15/2044	550	568
	Kennett Consolidated School District GO	5.000%	2/15/2045	500	515
	Kennett Consolidated School District GO	5.000%	2/15/2048	1,000	1,022
	Kennett Consolidated School District GO	5.000%	2/15/2051	5,050	5,140
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2035	650	628
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2036	625	594
	Lackawanna County IDA College & University Revenue	4.000%	11/1/2040	6,550	5,814
	Lampeter Strasburg School District GO	5.000%	3/1/2039	600	623
	Lampeter Strasburg School District GO	5.000%	3/1/2040	725	749
	Lampeter Strasburg School District GO	5.000%	3/1/2041	2,675	2,754
	Lampeter Strasburg School District GO	5.000%	3/1/2042	2,750	2,825
	Lampeter Strasburg School District GO	5.000%	3/1/2043	2,760	2,832
	Lampeter Strasburg School District GO	5.000%	3/1/2044	1,425	1,460
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/2049	2,900	2,588
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/2053	2,000	1,897
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2040	500	477
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,825	8,829
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2051	4,860	4,834
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2030	750	752
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	1,300	1,303
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2032	725	726
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2041	910	848
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2033	810	877
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2035	235	255
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2031	770	785
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2046	3,000	2,734
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2051	4,000	3,503
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2046	1,425	1,225
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2056	5,550	4,256
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2045	1,800	1,821
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	5.000%	12/1/2055	960	914
[1]	Lancaster PA GO	4.000%	11/1/2034	2,660	2,667
[1]	Lancaster PA GO	4.000%	11/1/2035	2,355	2,356
[1]	Lancaster School District GO	4.000%	6/1/2036	1,190	1,182
[1]	Lancaster School District GO	5.000%	6/1/2042	1,295	1,348
[1]	Lancaster School District GO	5.000%	6/1/2043	1,135	1,177
[1]	Lancaster School District GO	5.000%	6/1/2044	1,290	1,334
	Latrobe IDA College & University Revenue	5.000%	3/1/2032	335	343
	Latrobe IDA College & University Revenue	5.000%	3/1/2033	300	306
	Latrobe IDA College & University Revenue	5.000%	3/1/2034	325	330
	Latrobe IDA College & University Revenue	4.000%	3/1/2035	450	422
	Latrobe IDA College & University Revenue	4.000%	3/1/2036	475	438
	Latrobe IDA College & University Revenue	4.000%	3/1/2038	575	510
	Latrobe IDA College & University Revenue	4.000%	3/1/2039	685	594
	Latrobe IDA College & University Revenue	4.000%	3/1/2041	535	442
	Latrobe IDA College & University Revenue	4.000%	3/1/2046	3,400	2,691
	Latrobe IDA College & University Revenue	5.250%	3/1/2046	3,115	2,955
	Latrobe IDA College & University Revenue	4.000%	3/1/2051	3,595	2,689
	Latrobe IDA College & University Revenue	5.375%	3/1/2051	910	853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Latrobe IDA College & University Revenue	5.500%	3/1/2056	1,070	1,002
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2041	3,750	3,650
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2042	3,710	3,589
[1]	Lehigh County Authority Intergovernmental Agreement Revenue	4.250%	12/1/2053	1,350	1,241
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/2057	1,445	1,095
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2041	125	108
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2046	4,010	3,360
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2051	13,445	10,534
[4,5]	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	1,700	1,700
	Lehigh County IDA Charter School Aid Revenue	4.000%	5/1/2031	1,445	1,409
	Lehigh County IDA Charter School Aid Revenue	4.000%	5/1/2041	3,550	2,998
	Lehigh County PA GO	3.000%	11/15/2043	1,690	1,316
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	1,000	1,063
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,000	1,048
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2043	20	18
	Lehigh County PA Health, Hospital, Nursing Home Revenue	3.250%	7/1/2049	315	229
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	12,315	10,374
[1]	Lehighton Area School District GO	5.000%	11/15/2036	1,850	1,953
[1]	Lehighton Area School District GO	5.000%	11/15/2039	5,000	5,206
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/2044	4,200	3,841
[1]	Littlestown Area School District GO	5.000%	10/1/2050	2,400	2,424
	Lower Paxton Township PA GO	5.000%	4/1/2040	200	206
	Lower Paxton Township PA GO	5.000%	4/1/2041	225	232
	Lower Paxton Township PA GO	5.000%	4/1/2042	200	205
	Lower Paxton Township PA GO	5.000%	4/1/2043	350	360
	Lower Paxton Township PA GO	5.000%	4/1/2044	300	307
	Lower Paxton Township PA GO	5.000%	4/1/2049	1,000	1,012
[1]	Lycoming County Authority College & University Revenue (Pennsylvania College of Technology Project)	5.000%	7/1/2027	1,800	1,833
	Marple Newtown School District GO	5.000%	6/1/2038	750	822
	Marple Newtown School District GO	5.000%	6/1/2039	1,735	1,883
	Marple Newtown School District GO	3.000%	6/1/2044	40	31
	Marple Newtown School District GO	5.000%	6/1/2044	1,265	1,334
	Mccandless IDA Private Schools Revenue (Shady Side Academy Project)	5.000%	8/1/2036	1,000	1,076
	Mccandless IDA Private Schools Revenue (Shady Side Academy Project)	5.250%	8/1/2041	675	711
[3]	Mechanicsburg Area School District GO	5.000%	5/15/2045	1,705	1,744
[3]	Mechanicsburg Area School District GO	5.000%	5/15/2046	2,080	2,121
	Methacton School District GO	5.250%	7/15/2048	750	771
[1]	Middletown Area School District GO	5.000%	3/1/2040	2,000	2,079
[1]	Middletown Area School District GO	5.000%	3/1/2041	2,000	2,077
[1]	Middletown Area School District GO	5.000%	3/1/2042	2,000	2,070
[1]	Millcreek Township School District GO	3.000%	6/15/2036	2,240	2,006
	Monroe County PA GO	4.000%	7/15/2037	1,630	1,638
	Monroe County PA IDA Tax Increment/Allocation Revenue (Tobyhanna Township Project)	5.000%	7/1/2031	3,525	3,611
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	330	350
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	1,000	1,053
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	1,000	1,045
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,100	1,924
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2042	4,000	3,632
	Montgomery County Higher Education & Health Authority College & University Revenue	4.250%	4/1/2035	270	254
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2036	1,035	946
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2037	545	491
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2038	695	616
	Montgomery County Higher Education & Health Authority College & University Revenue	4.000%	4/1/2039	305	264
	Montgomery County Higher Education & Health Authority College & University Revenue (Ursinus College Project)	5.250%	11/1/2042	1,500	1,446
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	965	975
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	25	26
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,210	2,260
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,780	2,835
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,500	2,538
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	2,170	1,976
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	4,825	4,854
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2047	5,250	4,530
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2047	1,700	1,703
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2052	5,000	4,167
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/2055	12,000	7,978
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	14,935	12,140
[1]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2056	2,000	1,665
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	380	380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2036	1,445	1,400
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2037	1,435	1,375
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2044	6,920	6,088
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	2,805	2,386
[3]	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2049	10,000	8,628
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/2046	100	81
	Montgomery County Higher Education & Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/2050	3,705	3,158
	Montgomery County PA GO	5.000%	3/1/2038	4,080	4,395
	Montgomery County PA GO	5.000%	10/1/2038	8,610	9,119
	Montgomery County PA GO	5.000%	3/1/2039	8,270	8,842
	Montgomery County PA GO	5.000%	3/1/2040	5,330	5,658
	Montgomery County PA GO	5.000%	3/1/2041	5,140	5,428
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.000%	11/1/2044	2,985	2,812
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	5.250%	11/1/2054	1,500	1,385
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,290	1,291
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,200	1,201
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	100	91
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	2,500	2,547
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	700	645
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	2,600	2,613
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2049	2,500	2,471
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/2053	1,500	1,505
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2055	2,500	2,435
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/2038	2,500	2,515
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2026	350	350
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2027	300	302
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2029	150	152
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2030	210	212
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2031	250	251
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2032	200	201
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	225	225
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2034	370	370
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2035	570	564
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2036	825	808
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2037	705	682
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2038	425	405
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	17,765	18,049
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/2041	1,000	890
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/2049	3,760	2,681
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/2049	3,015	2,498
	Moon Area School District GO	5.000%	5/15/2042	1,000	1,021
	Moon Area School District GO	5.000%	5/15/2045	825	839
	Moon Area School District GO	5.000%	5/15/2047	1,400	1,417
	Moon Area School District GO	5.000%	5/15/2050	2,125	2,127
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/2030	920	921
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/2045	3,500	3,482
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/2050	680	661
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/2048	7,890	6,790
	Muhlenberg School District GO	5.000%	5/15/2049	1,750	1,776
	Muhlenberg School District GO	5.000%	5/15/2050	1,000	1,013
	Muhlenberg School District GO	5.000%	5/15/2054	7,000	7,052
	Muhlenberg School District GO	5.000%	5/15/2055	1,500	1,512
	Neshaminy School District GO	4.000%	11/1/2046	750	678
	Norristown Area School District GO	5.000%	10/1/2041	1,500	1,560
	Norristown Area School District GO	5.000%	10/1/2042	1,600	1,660
	Norristown Area School District GO	5.000%	10/1/2043	1,100	1,139
	Norristown Area School District GO	5.000%	10/1/2043	2,285	2,359
	Norristown Area School District GO	5.000%	10/1/2044	525	542
	Norristown Area School District GO	5.000%	10/1/2045	530	546
	Norristown Area School District GO	5.000%	10/1/2047	1,150	1,173
	Norristown Area School District GO	5.000%	10/1/2050	1,850	1,869
	North Allegheny School District GO	3.000%	5/1/2032	1,270	1,223
	North Penn School District GO	5.000%	3/1/2045	1,215	1,264
	North Penn School District GO	5.000%	3/1/2046	525	544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Penn School District GO	5.000%	3/1/2051	5,000	5,093
[1]	Northampton Area School District GO	4.100%	2/1/2041	3,090	3,001
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2036	1,500	1,501
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/2040	1,760	1,759
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	2.390%	9/3/2026	250	250
	Northampton County General Purpose Authority College & University Revenue VRDO	2.390%	9/3/2026	400	400
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	1,070	1,003
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	4,930	4,564
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2043	3,000	3,025
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	3,895	3,347
[3]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2049	9,885	10,067
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2053	3,000	3,024
[5]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	2,045	2,045
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	1,900	1,803
	Northampton Township PA GO	3.625%	5/15/2039	2,145	1,992
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/2044	1,000	934
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/2049	1,535	1,380
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2029	1,250	1,251
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/2031	1,140	1,140
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/2037	3,740	3,636
	Northeastern Pennsylvania Hospital & Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/2037	2,850	2,832
[2]	Northern York County School District GO	5.250%	11/15/2051	3,000	3,067
	Olentangy Local School District GO	5.000%	3/15/2042	1,145	1,191
	Olentangy Local School District GO	5.000%	3/15/2043	1,500	1,555
[1]	Oxford Area Sewer Authority Sewer Revenue	3.000%	7/1/2046	1,255	940
	Parkland School District GO	5.000%	2/1/2043	2,270	2,350
	Parkland School District GO	5.000%	2/1/2044	700	722
	Parkland School District GO	5.000%	2/1/2049	2,325	2,365
[1]	Penn Hills School District GO	3.000%	10/1/2030	3,030	3,013
[1]	Penn Hills School District GO	3.000%	10/1/2031	3,585	3,544
[1]	Penn Hills School District GO	3.000%	10/1/2032	2,020	1,962
[1]	Penn Hills School District GO	3.000%	10/1/2033	760	729
[1]	Penn Hills School District GO	3.000%	10/1/2042	145	114
	Pennsbury School District GO	5.000%	8/1/2039	750	782
	Pennsbury School District GO	5.000%	8/1/2039	500	523
	Pennsbury School District GO	5.000%	8/1/2040	1,000	1,039
	Pennsbury School District GO	5.000%	8/1/2040	500	521
	Pennsbury School District GO	5.000%	8/1/2041	600	623
	Pennsbury School District GO	5.000%	8/1/2042	750	777
	Pennsbury School District GO	5.000%	8/1/2043	4,000	4,125
	Pennsbury School District GO	5.000%	8/1/2044	1,000	1,032
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2033	1,310	1,389
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2034	1,380	1,458
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2035	1,455	1,529
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2036	1,020	1,062
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2038	1,130	1,161
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2040	1,250	1,239
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.375%	10/1/2055	3,665	3,428
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2041	1,000	1,054
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	9,425	9,614
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	4.000%	8/1/2054	175	153
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,260	1,262
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,000	1,063
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	2,200	2,141
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	2,000	1,942

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	500	530
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	500	530
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	1,685	1,756
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	500	526
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	575	605
[1]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2038	4,725	4,152
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2038	3,000	3,196
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	900	940
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	800	836
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2039	1,700	1,589
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	2,000	1,855
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	1,200	1,106
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2042	1,850	1,920
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	2,790	2,529
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2043	1,385	1,432
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	700	625
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2044	1,600	1,645
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	1,515	1,551
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2045	10,000	8,964
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2045	3,000	3,085
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	5,040	3,713
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2046	2,000	2,044
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2047	3,500	3,524
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2047	2,400	2,128
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2048	2,880	2,471
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2050	6,135	6,150
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2051	9,500	8,066
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/15/2051	5,000	5,113
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2052	2,250	1,896
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	4,620	3,886
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/2038	1,500	1,547
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/2042	1,500	1,518
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/2046	1,000	1,015
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/2049	2,130	2,138
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	8,225	8,753
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2035	8,345	8,910
[5]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	3,850	3,850
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2027	700	711
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2029	1,080	995
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2030	3,710	3,280
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2036	6,045	4,069
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	1/1/2038	5,525	3,314
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2038	2,640	2,758
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2039	1,500	1,559
[3]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	5.000%	1/1/2040	4,180	4,326
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/2053	7,000	6,193
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/2039	10,075	8,410
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2029	1,655	1,682
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2033	1,935	1,928
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2033	2,000	2,000
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2034	2,575	2,544
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2035	1,870	1,885
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2036	2,305	2,212
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2036	1,410	1,410
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2040	4,395	4,145
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	1,650	1,208
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	2,310	1,751
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/15/2046	1,440	1,171
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/2050	105	89
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/15/2051	120	91
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/2055	20,000	20,263
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.080%	9/1/2026	5,150	5,150
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.080%	9/1/2026	3,750	3,750
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	3,135	3,138
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	785	787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	1,000	1,046
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,475	1,583
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	4,850	5,108
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,285	1,344
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	1,000	1,040
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	2,000	2,078
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2042	8,260	7,767
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	3,175	3,293
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,000	2,695
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	7,565	7,037
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	2,000	2,063
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2044	1,045	967
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	160	139
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2047	6,345	4,659
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2049	21,685	18,827
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/1/2051	4,000	3,542
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2054	8,750	8,886
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2055	2,000	2,010
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/2055	17,890	18,724
[3,4]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.400%	9/3/2026	4,100	4,100
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.030%	9/1/2026	18,800	18,800
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.050%	9/1/2026	100	100
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	9/1/2026	20,305	20,305
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	9/1/2026	23,955	23,955
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.420%	9/2/2026	15,680	15,680
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2031	2,500	2,490
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/2033	2,500	2,458
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/2034	3,000	2,737
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	1,000	966
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/2035	7,290	6,898
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/2035	2,000	1,680
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/2036	5,000	3,929
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.780%	1/1/2037	1,766	1,700
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/2038	8,500	8,510
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2038	7,500	7,561
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/2039	6,845	5,624
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/2039	4,000	3,407
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/2040	6,000	4,486
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	7,500	7,502
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	10/1/2040	5,000	5,052
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/2041	7,500	5,423
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/2041	3,500	2,649
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2041	7,830	6,472
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	10/1/2041	1,670	1,568
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/2041	2,000	1,953
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/2041	2,280	2,215
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/2041	3,250	3,299
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	9/1/2042	4,305	4,318
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/2042	6,335	5,677
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/2042	10,400	9,240
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/2042	3,977	4,206
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/2043	2,260	2,207
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/2044	8,500	6,735
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2044	5,000	4,842
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.850%	8/1/2045	9,435	9,027
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/2045	2,500	1,848
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/2046	6,035	4,358
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/2046	7,005	4,870
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/2046	7,500	5,239
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2046	3,000	2,298
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/2050	3,000	2,004
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/2051	5,000	3,411
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2051	750	744
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	1,030	997
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	1,410	1,427
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	4,420	4,560
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	9,346	9,793
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	6,689	7,033
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	3,880	4,155
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	6,090	6,504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	890	953
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2054	5,890	6,358
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	11,905	13,278
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	7,325	8,201
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2056	4,995	5,661
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,125	2,125
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,065	2,065
[4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.080%	9/1/2026	8,975	8,975
[4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.080%	9/1/2026	3,085	3,085
[4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	6,365	6,365
[4,5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.300%	9/1/2026	7,236	7,236
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.300%	9/2/2026	18,200	18,200
	Pennsylvania State University College & University Revenue	5.000%	9/1/2036	4,650	4,722
	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	945	1,021
[2]	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	1,460	1,619
	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	850	912
[2]	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	1,805	1,982
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,000	1,064
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,750	1,889
[2]	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	1,710	1,858
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	1,500	1,587
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	2,000	2,142
	Pennsylvania State University College & University Revenue	5.000%	9/1/2041	1,575	1,660
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	2,500	2,524
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	7,130	7,422
	Pennsylvania State University College & University Revenue	5.000%	9/1/2049	5,000	5,100
	Pennsylvania State University College & University Revenue	5.250%	9/1/2050	12,500	13,103
[2]	Pennsylvania State University College & University Revenue	5.250%	9/1/2051	6,630	6,955
	Pennsylvania State University College & University Revenue	5.250%	9/1/2053	5,000	5,152
	Pennsylvania State University College & University Revenue	5.250%	9/1/2054	10,000	10,324
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	10,755	11,365
[2]	Pennsylvania State University College & University Revenue	5.000%	9/1/2056	21,800	22,119
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	5,500	5,962
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2036	680	681
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,000	1,042
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	9,790	9,959
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,250	1,347
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	6,435	6,327
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	1,360	1,412
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,535	6,638
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	1,315	1,337
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2038	4,285	4,687
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	2,240	2,379
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2039	1,500	1,618
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2039	5,000	5,411
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,240	1,307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,250	2,432
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	8,000	8,675
[3]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2040	1,820	925
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	2,735	2,657
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	1,785	1,734
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	3,020	2,865
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,700	1,781
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,570	1,654
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,000	1,068
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2041	5,625	2,693
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2041	500	236
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	5,000	4,703
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	3,035	3,070
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,120	1,179
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,010	1,070
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,200	1,277
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2041	1,250	1,328
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2042	2,000	2,012
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/2042	3,455	1,540
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,165	2,265
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,540	1,620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,230	2,336
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,030	1,086
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,000	1,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2043	7,500	7,893
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	4,220	3,895
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,750	2,800
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,750	1,815
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,500	1,566
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,050	1,100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,000	4,191
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,950	2,036
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,115	1,173
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,750	1,842
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,425	1,501
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	16,635	16,994
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,345	1,405
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,000	2,090
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2045	310	281
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,930	2,008
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,130	1,176
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,500	1,557
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,625	1,702
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	865	774
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	1,700	1,771
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/2046	11,000	11,027
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5,515	5,646
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	5,000	5,126
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	2,500	2,564
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	4,055	4,176
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	2,895	3,007
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2048	6,980	7,103
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	35	30
[3]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	7,615	6,803
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	5,930	6,028
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	3,940	3,390
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	50	44
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	10,040	10,152
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	5,000	5,213
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,275	3,690
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	5,665	3,957
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	6,275	5,493
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	7,770	6,628
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	10,475	9,092
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2051	2,620	2,649
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2051	5,520	5,623
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	2,840	2,907
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	3,000	3,077
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2056	9,000	9,111
	Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	3,000	3,244
[4]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	2.430%	9/3/2026	8,975	8,975
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.150%	9/3/2026	3,550	3,550
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.280%	9/3/2026	7,700	7,700
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.280%	9/3/2026	10,130	10,130
[5]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.280%	9/3/2026	3,530	3,530
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/2028	0.000%	12/1/2041	9,915	9,520
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/2037	2,100	1,308
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2038	4,420	4,320
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2038	3,000	3,069
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2039	3,535	3,605
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2040	2,155	2,044
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2041	1,675	1,565
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2041	1,050	1,117
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2042	1,000	1,052
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	15,810	16,041
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	7,630	7,865
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2050	5,000	5,179
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	10,810	9,383
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	13,600	11,601
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2053	5,340	4,500
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2053	7,500	7,570
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2053	7,350	7,617
	Pennsylvania Turnpike Commission Registration Fee Highway Revenue	5.000%	7/15/2031	2,100	2,290
	Pennsylvania Turnpike Commission Registration Fee Highway Revenue	5.000%	7/15/2040	2,250	2,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Registration Fee Highway Revenue	5.000%	7/15/2041	1,500	1,586
	Pequea Valley School District GO	3.750%	5/15/2052	1,955	1,586
	Peters Township School District Washington County GO	5.000%	9/1/2037	3,000	3,078
	Peters Township School District Washington County GO	5.000%	9/1/2038	7,555	7,734
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	5/1/2030	475	477
[4]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/2043	4,440	4,302
	Philadelphia City Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2042	5,000	5,264
	Philadelphia City Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2043	4,105	4,313
	Philadelphia City Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2044	3,500	3,666
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2038	1,000	1,056
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2039	1,850	1,937
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2040	1,900	1,977
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2041	1,300	1,348
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	3,000	3,101
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2043	850	876
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2044	1,045	1,090
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2045	500	519
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/2046	700	722
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	4,000	4,047
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	2,000	2,022
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2036	1,760	1,943
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	2,000	2,019
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2037	2,080	2,271
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/2038	3,100	3,050
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2038	5,000	5,214
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2038	2,095	2,267
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	1,905	1,977
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2039	1,500	1,608
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	3,000	3,099
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2040	2,000	2,125
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	5,000	5,028
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2044	1,205	1,249
	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2049	8,965	9,233
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2054	5,000	5,152
[5]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.280%	9/3/2026	890	890
[5]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.320%	9/3/2026	1,905	1,905
[5]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.320%	9/3/2026	200	200
[5]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.320%	9/3/2026	615	615
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,925	4,947
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,980	4,997
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,025	3,190
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	5,075	5,314
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	5,000	4,773
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,525	1,434
[3]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	9,475	8,766
	Philadelphia Housing Authority Lease (Non-Terminable) Revenue (Phadc Acquisition Program)	5.000%	3/1/2043	3,785	3,843
	Philadelphia Housing Authority Lease (Non-Terminable) Revenue (Phadc Acquisition Program)	5.000%	3/1/2045	2,500	2,510
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2033	1,925	1,922
[4]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/2038	2,500	2,478
[4]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/2043	2,045	1,998
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	5.000%	6/15/2049	2,770	2,476
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2042	3,290	3,052
[4]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2052	5,135	4,428
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/2042	1,045	1,025
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.250%	6/15/2052	1,920	1,808
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.375%	6/15/2057	2,270	2,147
	Philadelphia IDA Charter School Aid Revenue (Mast Community Charter School III Project)	5.000%	8/1/2040	425	411
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2040	600	589
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2050	2,850	2,668
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2031	440	432
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2041	1,125	961
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2051	2,285	1,745
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical & Technology Charter School Project)	4.000%	6/1/2056	670	491
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/2040	1,000	950
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/2050	5,130	4,532
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2040	1,415	1,374
[4]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2050	1,050	960
	Philadelphia IDA College & University Revenue	5.000%	11/1/2031	2,000	2,091
	Philadelphia IDA College & University Revenue	5.000%	11/1/2032	2,000	2,082
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,510	1,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA College & University Revenue	4.000%	11/1/2037	2,750	2,715
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	530	520
	Philadelphia IDA College & University Revenue	4.000%	11/1/2038	1,475	1,445
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	15,175	13,298
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	1,000	1,036
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	2,375	2,520
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.125%	9/1/2045	1,000	1,006
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.375%	9/1/2055	2,600	2,539
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	3,000	3,023
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	14,410	14,663
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2042	1,135	1,133
	Philadelphia IDA Government Fund/Grant Revenue, Prere.	5.000%	5/1/2027	865	878
	Philadelphia IDA Government Fund/Grant Revenue, Prere.	5.000%	5/1/2027	2,460	2,497
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,180	2,209
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,150	2,144
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,425	2,436
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,000	1,980
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	11,000	11,043
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	3,635	3,664
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.000%	6/1/2045	1,820	1,928
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,000	4,134
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	5,045	5,197
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	9,600	8,500
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2049	1,000	1,043
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.750%	6/1/2050	3,775	3,848
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.500%	7/1/2053	18,000	18,966
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	6.250%	6/1/2055	2,775	2,913
[5]	Philadelphia IDA Health, Hospital, Nursing Home Revenue (Gift of Life Donor Program) VRDO	2.250%	9/3/2026	1,715	1,715
[4]	Philadelphia IDA Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	9/1/2026	2,625	2,625
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	10,600	10,600
	Philadelphia IDA Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	7,590	7,590
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/2037	3,250	3,273
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2041	1,000	1,054
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2042	1,000	1,049
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2043	1,500	1,567
	Philadelphia IDA Intergovernmental Agreement Revenue (Rebuild Project)	5.000%	12/1/2044	1,000	1,041
[5]	Philadelphia IDA Lease (Appropriation) Revenue VRDO	2.280%	9/3/2026	3,600	3,600
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	1,400	1,423
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2033	1,345	1,359
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	750	762
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2034	1,400	1,407
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	4,965	4,907
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	1,860	1,798
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	1,903
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,068
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2041	1,225	1,297
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	5,000	5,035
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/2050	5,000	3,406
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2051	5,000	5,252
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.500%	7/1/2055	4,235	4,427
	Philadelphia PA GO	4.000%	5/1/2038	9,000	8,835
	Philadelphia PA GO	5.000%	8/1/2038	5,000	5,438
	Philadelphia PA GO	5.000%	8/1/2039	5,000	5,369
	Philadelphia PA GO	5.000%	8/1/2040	5,000	5,327
	Philadelphia PA GO	5.000%	8/1/2042	2,250	2,367
	Philadelphia PA GO	5.250%	8/1/2043	6,000	6,419
	Philadelphia PA GO	5.250%	8/1/2044	8,000	8,545
	Philadelphia PA GO	5.250%	8/1/2045	6,000	6,389
[4,5]	Philadelphia PA IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.300%	9/1/2026	1,799	1,799
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2035	3,000	3,028
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	2,295	2,409
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2038	6,540	7,091
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2038	1,655	1,731
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2039	2,355	2,451
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2041	2,750	2,861
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2041	3,000	3,163
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2042	3,000	3,156
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2043	3,000	3,148
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	8,500	8,635
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	6,000	6,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2046	8,840	9,030
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	6,610	6,975
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2050	4,475	4,525
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2051	8,315	7,187
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2052	16,380	17,124
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/2053	7,235	7,555
[3]	Philadelphia PA Water & Wastewater Water Revenue	5.250%	9/1/2054	8,000	8,273
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,000	2,082
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	4,000	4,149
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,000	1,040
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,000	2,071
[2]	Philadelphia School District Miscellaneous Taxes Revenue	5.000%	6/30/2027	13,965	14,199
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2031	1,000	1,018
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2032	500	508
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2034	1,000	1,014
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2036	500	506
	Pittsburgh & Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/2037	500	505
[3]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2035	5,000	5,334
	Pittsburgh PA GO	5.000%	9/1/2035	560	568
	Pittsburgh PA GO	4.000%	9/1/2036	875	875
	Pittsburgh PA GO	4.000%	9/1/2038	500	499
	Pittsburgh PA GO	5.000%	9/1/2039	500	521
	Pittsburgh PA GO	4.000%	9/1/2040	3,635	3,545
	Pittsburgh PA GO	5.000%	9/1/2040	500	521
	Pittsburgh PA GO	4.000%	9/1/2041	3,780	3,665
	Pittsburgh PA GO	5.000%	9/1/2041	1,500	1,554
	Pittsburgh PA GO	5.000%	9/1/2042	1,000	1,034
	Pittsburgh PA GO	5.000%	9/1/2042	500	519
	Pittsburgh PA GO	5.000%	9/1/2042	1,250	1,284
	Pittsburgh School District GO	3.000%	9/1/2038	1,000	838
	Pittsburgh School District GO	4.000%	9/1/2038	310	306
	Pittsburgh School District GO	3.000%	9/1/2041	2,315	1,838
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2027	10,820	10,497
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	10,000	9,073
[3]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/2039	500	418
[3]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/2040	305	252
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/2047	1,345	1,416
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2048	3,405	3,482
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	1,875	1,887
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2052	3,000	3,029
[3]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	5,000	5,096
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2056	2,000	2,013
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.170%	9/1/2026	3,400	3,400
[3,4]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.170%	9/1/2026	7,500	7,500
	Pleasant Valley PA School District GO	5.000%	5/1/2040	450	468
	Pleasant Valley PA School District GO	5.000%	5/1/2041	700	725
	Pleasant Valley PA School District GO	5.000%	5/1/2042	2,235	2,305
	Pleasant Valley PA School District GO	5.000%	5/1/2043	1,000	1,027
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/2045	705	625
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	13,635	13,635
[4,5]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	18,160	18,160
[4]	Quakertown General Authority Special Assessment Revenue (Milford Village Project)	6.500%	3/1/2055	2,800	2,912
	Radnor Township School District GO	5.500%	8/15/2048	1,000	1,021
	Radnor Township School District GO	5.500%	8/15/2053	1,000	1,018
[3]	Reading School District GO	5.000%	3/1/2038	3,250	3,268
[3]	Ridley School District GO	4.000%	11/15/2034	1,000	1,008
[1]	Ridley School District GO	3.000%	11/15/2037	2,950	2,657
[3]	Ridley School District GO	4.000%	11/15/2037	800	797
[1]	Ridley School District GO	3.000%	11/15/2038	2,000	1,755
[3]	Ridley School District Lease (Appropriation) Revenue	5.000%	11/15/2050	2,000	1,968
[3]	Ridley School District Lease (Non-Terminable) Revenue	5.000%	11/15/2050	4,000	4,026
	School District of Philadelphia GO	5.000%	9/1/2029	2,235	2,235
	School District of Philadelphia GO	5.000%	9/1/2032	1,160	1,251
	School District of Philadelphia GO	5.000%	9/1/2035	4,240	4,350
	School District of Philadelphia GO	5.000%	9/1/2036	2,015	2,015
	School District of Philadelphia GO	5.250%	9/1/2036	1,100	1,202
	School District of Philadelphia GO	4.000%	9/1/2037	2,300	2,260
	School District of Philadelphia GO	4.000%	9/1/2037	1,500	1,475
	School District of Philadelphia GO	5.000%	9/1/2037	2,015	2,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School District of Philadelphia GO	5.000%	9/1/2037	3,825	3,910
	School District of Philadelphia GO	5.250%	9/1/2037	1,900	2,065
	School District of Philadelphia GO	4.000%	9/1/2038	1,000	972
	School District of Philadelphia GO	5.000%	9/1/2038	1,000	1,020
	School District of Philadelphia GO	5.000%	9/1/2038	1,990	1,990
	School District of Philadelphia GO	5.250%	9/1/2038	1,430	1,544
	School District of Philadelphia GO	5.000%	9/1/2039	1,100	1,179
	School District of Philadelphia GO	4.000%	9/1/2040	5,000	4,712
	School District of Philadelphia GO	5.250%	9/1/2040	1,715	1,825
	School District of Philadelphia GO	5.000%	9/1/2043	1,445	1,515
	School District of Philadelphia GO	5.250%	9/1/2043	1,075	1,135
	School District of Philadelphia GO	5.000%	9/1/2044	15,665	15,924
	School District of Philadelphia GO	5.000%	9/1/2044	1,145	1,195
	School District of Philadelphia GO	4.000%	9/1/2046	12,485	11,218
	School District of Philadelphia GO	5.000%	9/1/2047	1,350	1,388
	School District of Philadelphia GO	5.000%	9/1/2048	2,500	2,556
	School District of Philadelphia GO	5.500%	9/1/2048	8,370	8,803
	School District of Philadelphia GO	5.500%	9/1/2051	5,000	5,305
	School District of Philadelphia GO, Prere.	5.000%	9/1/2026	10	10
[3]	Scott Township PA GO	3.000%	8/15/2038	300	257
[3]	Scott Township PA GO	3.000%	8/15/2042	650	517
[3]	Scott Township PA GO	3.000%	8/15/2046	600	449
[3]	Scranton PA GO	5.000%	11/15/2026	850	853
[3]	Scranton PA GO	5.000%	11/15/2027	615	629
	Scranton PA School District GO	5.000%	12/1/2028	1,575	1,640
	Scranton PA School District GO	5.000%	12/1/2029	1,250	1,318
	Scranton PA School District GO	4.000%	12/1/2039	2,765	2,721
	Scranton PA School District GO	4.000%	12/1/2040	500	472
	Scranton PA School District GO	4.000%	6/1/2041	2,010	1,948
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2037	1,290	1,359
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/2044	2,335	2,048
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.000%	11/1/2045	2,430	2,110
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2050	3,170	3,132
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	4.375%	11/1/2055	3,670	3,104
	Seneca Valley PA School District GO	5.000%	3/1/2038	525	563
	Seneca Valley PA School District GO	5.000%	3/1/2044	765	797
	Seneca Valley PA School District GO	5.000%	3/1/2045	680	706
	Seneca Valley PA School District GO	5.000%	3/1/2046	725	751
	Seneca Valley PA School District GO	5.000%	3/1/2050	1,700	1,736
[1]	Shaler Area PA School District GO	5.000%	9/1/2044	500	523
[1]	Shaler Area PA School District GO	5.000%	9/1/2045	500	521
[1]	Shaler Area PA School District GO	5.000%	9/1/2046	375	389
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2029	1,155	1,156
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2030	1,180	1,181
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2030	1,285	1,299
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2031	1,250	1,251
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2031	1,250	1,263
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/2032	805	806
[3]	Somerset Area School District GO	5.000%	2/15/2043	400	415
[3]	Somerset Area School District GO	5.000%	2/15/2044	450	464
[3]	Somerset Area School District GO	5.000%	2/15/2045	275	283
[3]	Somerset Area School District GO	5.000%	2/15/2046	400	410
[1]	Souderton Area School District GO	4.000%	9/1/2039	3,685	3,612
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program - York College of Pennsylvania Project)	5.250%	5/1/2055	10,000	9,874
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/2041	615	475
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/2033	320	316
	Southcentral Pennsylvania General Authority College & University Revenue (York College of Pennsylvania Project)	4.000%	5/1/2034	560	544
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	5,000	5,068
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2049	8,210	7,108
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/2038	4,000	4,223
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2041	4,000	4,231
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2043	3,000	3,162
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2047	5,000	5,201
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/2052	12,500	12,838
	State College PA Area School District GO	5.000%	5/15/2036	375	384
[2]	State PA College Area School District GO	5.000%	3/15/2040	1,115	1,200
[2]	State PA College Area School District GO	5.000%	3/15/2047	2,100	2,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	State PA College Area School District GO	5.000%	3/15/2051	5,325	5,443
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/2041	330	342
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/2042	415	429
[1]	State Public School Building Authority College & University Revenue	5.000%	6/15/2044	1,240	1,276
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2029	130	137
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2031	235	252
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2036	600	628
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2037	550	573
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2038	600	622
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2041	1,000	935
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2041	325	333
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2042	1,000	928
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/2030	3,535	3,615
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2028	11,660	11,721
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	4,655	4,677
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	3,240	3,255
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2034	6,000	6,028
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2037	345	378
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2038	360	391
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2039	275	295
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2040	275	293
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	5/15/2041	225	237
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/2033	1,585	1,594
[5]	State Public School Building Authority Miscellaneous Revenue (School District Project) VRDO	2.380%	9/3/2026	100	100
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2044	5,015	5,098
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2045	2,000	2,084
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2050	4,615	4,716
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2053	2,000	2,034
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	5,000	5,497
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2034	1,500	1,673
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2041	2,000	2,100
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2042	800	837
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2043	2,000	2,086
[3]	Temple University-of The Commonwealth System of Higher Education College & University Revenue	5.000%	4/1/2044	1,000	1,039
	Tredyffrin Easttown School District GO	5.000%	2/15/2044	500	519
[1]	Trinity Area School District GO	4.000%	1/15/2036	3,000	3,001
[1]	Tulpehocken Area School District GO	5.250%	10/1/2041	2,000	2,095
[1]	Tulpehocken Area School District GO	5.250%	10/1/2045	3,500	3,628
[1]	Tulpehocken Area School District GO	5.250%	10/1/2049	3,500	3,567
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2043	2,945	2,949
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	4/15/2032	9,450	10,380
[3]	Upper Allegheny Joint Sanitary Authority Sewer Revenue	3.000%	9/1/2044	1,000	761
[1]	Upper Darby PA School District GO	5.000%	4/1/2054	4,000	4,015
	Upper Merion Area PA School District GO	3.000%	1/15/2040	1,000	831
	Upper Merion Area PA School District GO	3.000%	1/15/2043	2,660	2,099
	Upper St. Clair Township School District GO	3.500%	10/1/2037	7,230	6,690
	Upper St. Clair Township School District GO	3.625%	10/1/2039	5,000	4,530
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/2031	3,440	3,403
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/2032	3,110	3,052
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	3.375%	11/1/2036	1,835	1,604
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.125%	12/15/2040	45	40
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue (Pleasant View Retirement Community Project)	5.000%	12/15/2048	2,750	2,511
[1]	West Mifflin School District GO	3.000%	4/1/2034	660	620
[1]	West Mifflin School District GO	3.000%	4/1/2038	5,920	5,159
	West Shore PA School District GO	5.000%	11/15/2050	1,275	1,288
	West Shore PA School District GO	5.000%	11/15/2054	1,665	1,669
	West View Municipal Authority Water Revenue	4.000%	11/15/2035	1,200	1,202
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2035	8,000	8,003
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2040	1,000	1,059
[1]	Westmoreland County Municipal Authority Water Revenue	4.125%	8/15/2041	3,500	3,346
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2042	3,705	3,875
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2043	4,320	4,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2044	4,030	4,180
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2045	3,750	3,875
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2047	6,815	6,985
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2049	4,000	4,067
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2047	3,250	2,481
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	9,935	9,221
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/2035	6,650	6,490
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/2042	1,000	808
[1]	Wilkinsburg-Penn Joint Water Authority Water Revenue	3.000%	9/15/2039	1,000	832
[1]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/2043	1,675	1,726
[1]	William Penn School District Authority Lease (Non-Terminable) Revenue (William Penn School District Project)	5.000%	3/15/2049	1,000	1,009
[1]	William Penn School District GO	3.000%	11/15/2034	2,595	2,407
	Wilson School District GO	5.000%	5/15/2042	1,500	1,558
	Wilson School District GO	5.000%	5/15/2043	2,000	2,068
	Wilson School District GO	5.000%	5/15/2044	750	772
[1]	Woodland Hills School District GO	3.000%	9/1/2035	3,120	2,859
[3]	Woodland Hills School District GO	4.000%	9/1/2041	500	473
[3]	Woodland Hills School District GO	4.000%	9/1/2042	725	683
[3]	Woodland Hills School District GO	4.000%	9/1/2043	1,250	1,165
	Wyomissing Area School District GO	3.000%	2/1/2040	1,100	900
[1]	York County Northeastern School District GO	3.000%	3/1/2033	375	359
[1]	York County Northeastern School District GO	3.000%	3/1/2035	10	9
[1]	York County Northeastern School District GO	3.000%	3/1/2038	850	733
[1]	York County Northeastern School District GO	3.000%	3/1/2041	800	638
[1]	York County Northeastern School District GO	3.000%	3/1/2046	2,130	1,603
	York County Northeastern School District GO	5.000%	3/1/2049	2,000	2,046
					3,984,335
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2027	275	278
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	110	112
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	97
					487
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	100	105
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	3,165	3,227
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2037	280	302
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,265	1,162
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	1,185	1,253
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	650	655
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	290	292
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	381
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	80	81
					7,458
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	3,273	3,438
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	5,186	5,595
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	2,397	1,749
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	5,670	5,647
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	2,952	2,907
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	153	148
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	4,175	3,874
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	250	258
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	250	262
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	750	785
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,070	1,132
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,365	1,447
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,255	1,339
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	2,170	2,248
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	600	626
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	490	460
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	475	462
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	787	717
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	3,329	2,838
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	108	92
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	675	534
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	10,347	10,115
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	259	253
	San Juan Puerto Rico Municipality GO	5.250%	7/1/2040	340	357

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Juan Puerto Rico Municipality GO	5.000%	7/1/2051	500	505
				48,047
Virgin Islands (0.0%)
Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2039	1,150	1,221
Total Tax-Exempt Municipal Bonds (Cost $4,200,762)				4,041,548
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	5,757	4,102
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	2,246	1,628
Total Taxable Municipal Bonds (Cost $4,945)				5,730
Total Investments (102.5%) (Cost $4,205,707)				4,047,278
Other Assets and Liabilities—Net (-2.5%)				(100,482)
Net Assets (100%)				3,946,796
Cost is in $000.

1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $168,983, representing 4.3% of net assets.

5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Securities with a value of $1,033 have been segregated as initial margin for open futures contracts.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2026	63	12,930	(34)
5-Year U.S. Treasury Note	December 2026	280	29,597	(182)
10-Year U.S. Treasury Note	December 2026	74	7,967	(67)
Ultra Long U.S. Treasury Bond	December 2026	41	4,511	(56)
				(339)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
10/14/2026	WFB	1,000	Buy	30-Year MMD AAA General Obligation Scale	4.430%	57	57	—
10/14/2026	RBC	960	Buy	30-Year MMD AAA General Obligation Scale	4.410%	58	58	—
8/18/2027	MSBNA	4,070	Buy	30-Year MMD AAA General Obligation Scale	4.850%	(51)	—	(51)
						64	115	(51)

MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
WFB—Wells Fargo Bank N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,041,548	—	4,041,548
Taxable Municipal Bonds	—	5,730	—	5,730
Total	—	4,047,278	—	4,047,278

Derivative Financial Instruments
Assets
Swap Contracts	—	115	—	115
Liabilities
Futures Contracts[1]	(339)	—	—	(339)
Swap Contracts	—	(51)	—	(51)
Total	(339)	(51)	—	(390)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.